UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1	Name and Address of Issuer:
Saturna Investment Trust
1300 North State Street
Bellingham, WA 98225

2	The name of each series or class of securities for which this notice is filed
 (If the Form is being
	filed for all series and classes of securities of the issuer, check the box but do not list series of
	classes):
Sextant Growth Fund
Idaho Tax Exempt Fund
Sextant Bond Income Fund
Sextant Short Term Bond Fund
Sextant International Fund

3	Investment Company Act File Number:			811-5071
	Securities Act File Number:           		33-13247

4(a)	Last day of fiscal year for which this notice is filed:
	November 30, 1999

4(b)	Check box if this form is being filed late (i.e., more than 90 calendar days after the end of the
	issuer's fiscal year). (See instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

5	Calculation of registration fee:

	(i)	Aggregate Sale price of securities sold during the fiscal year
		pursuant to section 24 (f)					$3,136,893.00

	(ii)	Aggregate price of securities redeemed or repurchased
		during the fiscal year:			$2,938,707.00

	(iii)	Aggregate sale price of securities redeemed or repurchased
		during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration
		fees payable to the Commission:				$0.00

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:
	$2,938,707.00

	(v)	Net Sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:					$198,186.00

	(vi)	Redemption credits available for use in future years -
		if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
		from Item 5(i)]:				$0.00

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):		x	0.000278

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):				=	$55.10

6	Prepaid Shares

	If the response to Item 5(i) was determine by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
	(number of shares or other units) deducted here: _____N/A________ .
 If there is a number of shares or other units
	that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed
	that are available for use by the issuer in future years, then state that number here: _____N/A_______.

7	Interest due - if this Form is being filed moe than 90 days after the end of the issuer's fiscal year
	(see Instruction D):		=	$0.00

8	Total of the amount of the registration fee due plus any interest due
 [line 5(viii) plus line 7]:						$55.10

9	Date of the registration fee and any interest payment was sent to the
 Comission's lockbox
	depository:
		Method of Delivery:
						Wire Transfer	$55.10
						Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By (Signature and Title)


Date
CALCULATIONS


9	Number and aggregate sale price of securities sold
 during the fiscal year:		$2,531,626.00 	436,954
		Sextant Growth Fund		$394,426.00 	32,100
		Idaho Tax Exempt Fund		$1,306,810.00 	249,151
		Sextant Bond Income Fund		$156,861.00 	32,908
		Sextant Short Term Bond Fund		$491,772.00 	98,140
		Sextant International Fund		$181,757.00 	24,655

10	Number and aggregate sale price of
 securities divs reinvested $605,267.00 	96,728
		Sextant International		$25,274.00 	3,038
		Sextant Growth Fund		$176,540.00 	13,909
		Idaho Tax Exempt Fund		$234,362.00 	45,232
		Sextant Bond Income Fund		$69,139.00 	14,481
		Sextant Short Term Bond Fund		$99,952.00 	20,068

11	Number and aggregate sale price of securities
 sold & reinvested $3,136,893.00 	533,682

		Sextant Growth Fund		$570,966.00 	46,009
		Idaho Tax Exempt Fund		$1,541,172.00 	294,383
		Sextant Bond Income Fund		$226,000.00 	47,389
		Sextant Short Term Bond Fund		$591,724.00 	118,208
		Sextant International Fund		$207,031.00 	27,693

12	Number and aggregate sale price of securities redeemed
 	$2,938,707.00 	539,785

		Sextant Growth Fund		$345,633.00 	30,453
		Idaho Tax Exempt Fund		$1,219,443.00 	236,298
		Sextant Bond Income Fund		$588,359.00 	123,698
		Sextant Short Term Bond Fund		$660,061.00 	131,961
		Sextant International Fund		$125,211.00 	17,375

13	Calculation of Registration Fee:

	i)	Aggregate sale price of securites sold during the	$2,531,626
		fiscal year in reliance on rule 24f-2 (from item11)

	ii)	Aggregate price of shares issued in connection with$605,267
		dividend reinvestment plans (from item 10)

	iii)	Aggregate price of shares redeemed or repurchased	($2,938,707)
		during the fiscal year (if applicable)

	iv)	Net aggregate price of securities sold during the fiscal$198,186
		year in reliance upon registration pursuant to Section
		24f-2

	v)	Fee Calculation (.000278)$55.10

	vi)	Fee Payable (wire transfer to SEC lockbox)$55.10